                        Supplement dated October 10, 2003
                                to the Prospectus
                                dated May 1, 2003
                                       for
                    Variable Universal Life Insurance Policy
                                    issued by
                     American Family Life Insurance Company
                                       and
                       American Family Variable Account I
                      (For Policies Issued In Oregon Only)

       American Family Life Insurance Company is supplementing the Prospectus for the above-captioned variable universal life insurance policies (the "Policies"). Please read the supplement carefully and retain it with your Prospectus for future reference.

       On page 5 of the Prospectus, the second sentence in the first paragraph under the section entitled "Transfers" has been replaced with the following:
"Each transfer after the twelfth transfer in a Policy Year is subject to Our approval and may be assessed a $25 charge."

       Footnote (18) under the table entitled "Periodic Charges (other than Portfolio fees and expenses)," on page 13 of the Prospectus is not applicable to the Policy and has been removed from the Prospectus.

       The following sentence has been added as the seventh bullet point in the left hand column under the section entitled "Transfers" on page 26 of the
Prospectus: "Each transfer after the twelfth transfer in a Policy Year is subject to Our approval."

                        Supplement dated October 10, 2003
                   to the Statement of Additional Information
                                dated May 1, 2003
                                       for
                    Variable Universal Life Insurance Policy
                                    issued by
                     American Family Life Insurance Company
                                       and
                       American Family Variable Account I
                      (For Policies Issued In Oregon Only)

       American Family Life Insurance Company is supplementing the Statement of Additional Information ("SAI") for the above-captioned variable universal life insurance policies (the "Policies"). Please read the supplement carefully and retain it with your SAI for future reference.

       The following sentence replaces the first bullet point under the section entitled "Excessive Trading Limits" set forth on page 5 of the SAI.

       "We believe necessary to comply with state or federal law; or"